Material Partly-Owned Subsidiaries - Summary of Cash Flow Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Operating	₽ 57,658	₽ 68,118	₽ 63,282
Investing	(5,921)	(5,647)	(7,138)
Financing	(48,357)	(63,286)	(55,737)
Increase (decrease) in cash and cash equivalents, net	2,487	(843)	(230)
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating	12,043	13,152	3,434
Investing	(950)	547	8,008
Financing	(10,945)	(13,651)	(11,445)
Increase (decrease) in cash and cash equivalents, net	148	48	(3)
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Operating	243	193	112
Investing	(58)	(97)	(38)
Financing	(245)	(99)	(45)
Increase (decrease) in cash and cash equivalents, net	(60)	(3)	29
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Operating	10,898	13,015	8,036
Investing	(3,522)	(76,283)	(2,950)
Financing	(7,108)	63,200	(4,826)
Increase (decrease) in cash and cash equivalents, net	268	(68)	260
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Operating	(146)	(264)	(211)
Investing	163	264	210
Financing	(17)
Increase (decrease) in cash and cash equivalents, net			(1)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Operating	(2,482)	(1,891)	(1,221)
Investing	2,685	1,870	1,477
Financing	505	(169)	(323)
Increase (decrease) in cash and cash equivalents, net	708	(190)	(67)
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Operating	2,867	1,325	500
Investing	(2,627)	(1,003)	(329)
Financing	(240)	(322)	(172)
Increase (decrease) in cash and cash equivalents, net			(1)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Operating	1,375	3,950	560
Investing	(912)	(1,163)	949
Financing	(199)	(2,829)	(1,590)
Increase (decrease) in cash and cash equivalents, net	264	(42)	(81)
Izhstal [member]
Disclosure of subsidiaries [line items]
Operating	2,839	1,647	751
Investing	(72)	(89)	73
Financing	(2,741)	(1,604)	(755)
Increase (decrease) in cash and cash equivalents, net	₽ 26	₽ (46)	₽ 69